Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)

The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2017	2016	2015	2017	2016
	US$m	US$m	US$m	US$m	US$m
Equity-settled plans	88	116	128	-	-
Cash-settled plans	3	-	-	15	1
Total	91	116	128	15	1

Summary of options outstanding and exercisable

A summary of the status of the Companies’ equity-settled share option plans at 31 December 2017 is presented below.

Options outstanding and exercisable at 31 December 2017	Number	Weighted average exercise price per option £/A$	Weighted average remaining contractual life Years	Aggregate intrinsic value 2017 US$m
Rio Tinto plc Share Option Plan (exercise price £16 - £43)	164,119	32	2.56	2
Rio Tinto Limited Share Option Plan (exercise price A $33)	24,647	33	1.21	1
	188,766			3

Performance share plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of non-vested and vested shares

Performance Share Plans

	Rio Tinto plc awards				Rio Tinto Limited awards
	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Non-vested shares at 1 January	2,883,053	18.27	2,988,454	21.29	1,590,957	37.52	2,048,823	41.13
Awarded	1,198,677	24.64	1,085,974	12.81	529,776	45.84	535,418	28.66
Forfeited	(199,435)	16.28	(603,871)	17.22	(36,716)	36.59	(526,212)	36.18
Failed performance conditions	(161,966)	16.25	(203,491)	24.61	(113,857)	30.89	(161,937)	44.71
Vested	(165,055)	21.51	(384,013)	24.61	(84,284)	40.79	(305,135)	44.71
Transfers from equity to cash-settled(a)	-	-	-	-	(276,722)	40.11	-	-
Non-vested shares at 31 December	3,555,274	20.47	2,883,053	18.27	1,609,154	40.13	1,590,957	37.52

	2017 Number	Weighted average share price 2017 £	2016 Number	Weighted average share price 2016 £	2017 Number	Weighted average share price 2017 A$	2016 Number	Weighted average share price 2016 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	188,383	31.04	368,623	19.08	73,311	63.09	284,507	42.99
Vested awards settled in cash during the year (including dividend shares applied on vesting)	-	-	486	19.00	5,010	62.81	847	43.47

(a)	In 2017, an agreement was reached between the Group and a former director to settle any of their future vested awards in cash rather than equity.

Share Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of non-vested and vested shares

Notes to the 2017 financial statements
continued

43 Share-based payments continued

Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Non-vested awards at 1 January	3,305,966	26.00	3,211,727	29.70	2,986,080	53.32	2,993,396	58.09
Awarded	1,499,374	32.50	1,673,017	20.62	1,156,078	61.05	1,405,348	45.27
Forfeited	(159,669)	29.46	(246,806)	23.02	(127,905)	53.61	(164,020)	54.48
Cancelled	(51,773)	25.82	-	-	(95,203)	51.18	-	-
Vested	(1,120,806)	30.41	(1,331,972)	28.72	(985,813)	60.06	(1,248,644)	55.54
Non-vested shares at 31 December	3,473,092	27.23	3,305,966	26.00	2,933,237	54.15	2,986,080	53.32
Comprising:
– Management Share Plan	1,897,318	27.99	1,668,590	25.79	1,617,838	55.42	1,530,814	53.88
– Bonus Deferral Plan	281,994	25.53	312,767	23.24	153,966	52.83	148,158	50.25
– Global Employee Share Plan	1,196,937	26.42	1,223,144	26.90	1,161,433	52.54	1,307,108	53.03
– UK Share Plan	96,843	27.14	101,465	27.00	-	-

	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)
– Management Share Plan	653,776	35.33	758,776	20.07	577,083	67.93	701,965	43.93
– Bonus Deferral Plan	170,036	34.44	112,623	30.36	88,644	69.98	113,407	56.78
– Global Employee Share Plan	382,585	33.56	344,072	24.33	466,308	65.10	332,010	48.69
– UK Share Plan	11,120	34.56	21,082	21.92	-	-	-	-

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables